Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Disclosure of operating segments [line items]
Sales	$ 929,201		$ 503,218		$ 1,830,670		$ 973,629
Cost of Sales	118,843		75,169		244,086		149,805
Depletion	122,502		75,002		199,354		151,695
Net earnings	543,236		292,270		1,125,280		546,254
Cash Flow From Operations	649,518		414,959		1,415,340		775,752
Total assets	12,161,186		7,982,385		12,161,186		7,982,385		$ 9,125,781
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(11,327)		(11,022)		(24,299)		(24,547)
Cash Flow From Operations	(10,489)		(10,498)		(30,944)		(29,875)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(31,097)		(1,427)		(32,502)		(2,868)
Cash Flow From Operations	(30,780)		(2,025)		(31,852)		(3,186)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	9,071		9,736		26,807		17,256
Cash Flow From Operations	3,522		8,179		17,188		16,964
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(101,796)		(45,734)		(210,876)		(88,513)
Cash Flow From Operations	(109,262)		(949)		(109,444)		(3,182)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(144,620)		(60,777)		(261,950)		(125,875)
Cash Flow From Operations	(150,908)		(7,389)		(189,615)		(41,463)
Total assets	429,980		1,312,678		429,980		1,312,678
Share based compensation material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings	(4,806)		(9,962)		(14,918)		(22,143)
Cash Flow From Operations					(29,257)		(17,209)
Donations and community investments material reconciling items [Member]
Disclosure of operating segments [line items]
Net earnings	(4,665)		(2,368)		(6,162)		(5,060)
Cash Flow From Operations	(3,899)		(2,096)		(5,306)		(4,975)
Gold interests [member]
Disclosure of operating segments [line items]
Sales	427,785		328,354		888,823		648,049
Cost of Sales	52,210		47,526		106,600		97,901
Depletion	48,369		41,803		97,620		87,992
Net earnings	327,206		239,025		684,603		462,156
Cash Flow From Operations	374,651		281,837		784,323		552,007
Total assets	5,406,362		4,510,395		5,406,362		4,510,395
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	312,112		252,997		596,292		493,802
Cost of Sales	30,366		32,734		55,780		68,676
Depletion	28,333		30,720		52,045		62,412
Net earnings	253,413		189,543		488,467		362,714
Cash Flow From Operations	278,505		220,263		540,512		425,126
Total assets	2,568,665		2,677,073		2,568,665		2,677,073
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	19,891	[1]	9,597	[2]	41,424	[1]	25,714	[2]
Cost of Sales	1,788	[1]	1,140	[2]	3,553	[1]	3,393	[2]
Depletion	6,255	[1]	3,778	[2]	12,427	[1]	11,244	[2]
Net earnings	11,848	[1]	4,679	[2]	25,444	[1]	11,077	[2]
Cash Flow From Operations	18,041	[1]	8,457	[2]	37,893	[1]	22,307	[2]
Total assets	206,067	[1]	230,307	[2]	206,067	[1]	230,307	[2]
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	13,313		22,629		66,038		50,752
Cost of Sales	1,283		2,899		5,951		7,054
Depletion	1,012		2,203		4,696		5,363
Net earnings	11,018		17,527		55,391		38,335
Cash Flow From Operations	12,030		19,730		60,087		43,698
Total assets	47,588		58,963		47,588		58,963
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	22,366	[3]	3,471	[4]	57,082	[3]	6,462	[4]
Cost of Sales	4,531	[3]	1,446	[4]	12,501	[3]	2,682	[4]
Depletion	5,694	[3]	391	[4]	14,319	[3]	779	[4]
Net earnings	12,141	[3]	1,634	[4]	30,262	[3]	3,001	[4]
Cash Flow From Operations	17,835	[3]	3,034	[4]	46,095	[3]	5,653	[4]
Total assets	1,662,005	[3]	592,372	[4]	1,662,005	[3]	592,372	[4]
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	26,642		23,982		63,790		49,733
Cost of Sales	3,878		4,632		8,812		10,341
Depletion	2,562		2,097		5,847		4,694
Net earnings	20,202		17,253		49,131		34,698
Cash Flow From Operations	22,764		19,350		54,978		39,392
Total assets	119,371		131,787		119,371		131,787
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	5,676		4,594		12,428		10,188
Cost of Sales	1,062		818		2,277		1,786
Depletion	727		583		1,522		1,402
Net earnings	3,887		3,193		8,629		7,000
Cash Flow From Operations	4,614		3,776		10,151		8,402
Total assets	202,680		206,058		202,680		206,058
Gold interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total assets	275,702		275,702		275,702		275,702
Gold interests [member] | Blackwater [Member]
Disclosure of operating segments [line items]
Sales	27,785		11,084		51,769		11,398
Cost of Sales	9,302		3,857		17,726		3,969
Depletion	3,786		2,031		6,764		2,098
Net earnings	14,697		5,196		27,279		5,331
Cash Flow From Operations	20,862		7,227		34,607		7,429
Total assets	324,284		338,133		324,284		338,133
Silver interests [member]
Disclosure of operating segments [line items]
Sales	478,758		165,739		905,528		310,677
Cost of Sales	62,413		25,934		130,751		49,122
Depletion	66,754		28,854		90,142		55,874
Net earnings	349,591		110,951		684,635		205,681
Cash Flow From Operations	410,425		135,490		794,777		254,276
Total assets	5,765,818		1,577,424		5,765,818		1,577,424
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	33,055		21,138		89,999		44,514
Cost of Sales	2,862		3,911		7,124		8,481
Depletion	2,910		3,814		7,242		8,269
Net earnings	27,283		13,413		75,633		27,764
Cash Flow From Operations	30,193		17,227		82,875		36,034
Total assets	144,161		157,109		144,161		157,109
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	198,793		71,467		320,748		134,738
Cost of Sales	12,582		9,632		19,254		18,641
Depletion	13,860		10,261		21,210		19,857
Net earnings	172,351		51,574		280,284		96,240
Cash Flow From Operations	186,211		61,835		301,494		116,097
Total assets	185,656		224,608		185,656		224,608
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	150,549		36,303		277,563		64,614
Cost of Sales	28,510		7,355		55,340		13,018
Depletion	44,716		9,077		51,322		16,556
Net earnings	77,323		19,871		170,901		35,040
Cash Flow From Operations	122,039		28,948		222,223		51,596
Total assets	4,708,329		474,215		4,708,329		474,215
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	87,172	[5]	31,592	[6]	197,783	[5]	61,572	[6]
Cost of Sales	16,769	[5]	4,101	[6]	45,581	[5]	8,047	[6]
Depletion	4,245	[5]	4,321	[6]	8,388	[5]	9,811	[6]
Net earnings	66,158	[5]	23,170	[6]	143,814	[5]	43,714	[6]
Cash Flow From Operations	64,443	[5]	22,961	[6]	172,291	[5]	46,030	[6]
Total assets	562,150	[5]	551,926	[6]	562,150	[5]	551,926	[6]
Silver interests [member] | Blackwater [Member]
Disclosure of operating segments [line items]
Sales	9,189		5,239		19,435		5,239
Cost of Sales	1,690		935		3,452		935
Depletion	1,023		1,381		1,980		1,381
Net earnings	6,476		2,923		14,003		2,923
Cash Flow From Operations	7,539		4,519		15,894		4,519
Total assets	165,522		169,566		165,522		169,566
Palladium interest [member]
Disclosure of operating segments [line items]
Sales	2,957		2,564		7,866		4,936
Cost of Sales	547		450		1,448		873
Depletion	1,018		1,105		2,448		2,160
Net earnings	1,392		1,009		3,970		1,903
Cash Flow From Operations	2,410		2,114		6,418		4,063
Total assets	285,258		289,833		285,258		289,833
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	2,957		2,564		7,866		4,936
Cost of Sales	547		450		1,448		873
Depletion	1,018		1,105		2,448		2,160
Net earnings	1,392		1,009		3,970		1,903
Cash Flow From Operations	2,410		2,114		6,418		4,063
Total assets	206,444		211,019		206,444		211,019
Palladium interest [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total assets	78,814		78,814		78,814		78,814
Platinum Interests [member]
Disclosure of operating segments [line items]
Total assets	67,035		67,035		67,035		67,035
Platinum Interests [member] | Marathon [Member]
Disclosure of operating segments [line items]
Total assets	9,451		9,451		9,451		9,451
Platinum Interests [member] | Platreef [Member]
Disclosure of operating segments [line items]
Total assets	57,584		57,584		57,584		57,584
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Sales	19,701		6,561		28,453		9,967
Cost of Sales	3,673		1,259		5,287		1,909
Depletion	6,361		3,240		9,144		5,669
Net earnings	9,667		2,062		14,022		2,389
Cash Flow From Operations	12,940		2,907		19,437		6,869
Total assets	206,733		225,020		206,733		225,020
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	929,201		503,218		1,830,670		973,629
Cost of Sales	118,843		75,169		244,086		149,805
Depletion	122,502		75,002		199,354		151,695
Net earnings	687,856		353,047		1,387,230		672,129
Cash Flow From Operations	800,426		422,348		1,604,955		817,215
Total assets	$ 11,731,206		$ 6,669,707		$ 11,731,206		$ 6,669,707

[1]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton, Stobie and Totten gold interests as well as the non-operating Victor gold interest.
[2]	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
[3]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the Copper World, Marmato, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné, Kurmuk, Spring Valley, Hemlo and Jervois gold interests.
[4]	Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests comprised of the Marmato, Copper World, Santo Domingo, Fenix, El Domo, Marathon, Goose, Cangrejos, Curraghinalt, Kudz Ze Kayah, Koné and Kurmuk gold interests.
[5]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the Los Filos, Zinkgruvan, Stratoni, Neves-Corvo, Aljustrel, El Alto, Copper World, Navidad, Marmato, Cozamin , El Domo, Mineral Park, Kudz Ze Kayah and Jervois silver interests.
[6]	Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests comprised of the Los Filos, Zinkgruvan, Neves-Corvo, Marmato, Cozamin, Stratoni, Aljustrel, El Alto, Copper World, Navidad, El Domo, Mineral Park and Kudz Ze Kayah silver interests.